ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE REAL ESTATE FUND
Unaudited	September 30, 2006
Portfolio of Investments †	Shares/$
	Par	Value
(Cost and value in $000s)

COMMON STOCKS 92.4%

REAL ESTATE 92.4%

Apartment Residential 16.6%
Archstone-Smith Trust, REIT	1,336,000	72,732
Avalonbay Communities, REIT	240,000	28,896
BRE Properties, REIT, Class A	416,000	24,848
Camden Property Trust, REIT	514,000	39,069
Equity Residential, REIT	1,494,000	75,567
Essex Property Trust, REIT	158,000	19,181
Post Properties, REIT	512,000	24,330
United Dominion Realty Trust, REIT	971,000	29,324
		313,947
Diversified 7.9%
Cousins Properties, REIT	750,000	25,657
Forest City Enterprises, Class A	409,000	22,209
Vornado Realty Trust, REIT	585,000	63,765
Washington SBI, REIT	981,000	39,044
		150,675
Hotels/Lodging 7.6%
Hilton	832,000	23,171
Host Hotels And Resorts, REIT	2,761,000	63,310
LaSalle Hotel Properties, REIT	734,000	31,812
Strategic Hotel Capital, REIT	1,271,000	25,267
		143,560
Industrial 9.1%
AMB Property, REIT	1,107,000	61,007
EastGroup Properties, REIT	874,000	43,577
ProLogis, REIT	1,197,000	68,301
		172,885
Office 18.1%
Alexandria Real Estate, REIT	221,000	20,730
Boston Properties, REIT	614,000	63,451
Brookfield Properties	1,223,000	43,196
Kilroy Realty, REIT	455,000	34,280
Mack-Cali Realty, REIT	867,000	44,911
Maguire Properties, REIT	888,000	36,177
Reckson Associates Realty, REIT	1,217,000	52,088
SL Green Realty, REIT	425,000	47,472
		342,305
Office & Industrial 3.3%
Duke Realty, REIT	1,087,000	40,599
PS Business Parks, REIT	353,000	21,286
		61,885
Other Real Estate 1.8%
Plum Creek Timber, REIT	674,000	22,943
St. Joe	205,000	11,248
		34,191
Regional Mall 13.4%
CBL & Associates Properties, REIT	581,000	24,350
General Growth Properties, REIT	1,143,000	54,464
Macerich Company, REIT	849,000	64,830
Simon Property Group, REIT	1,220,000	110,556
		254,200
Self Storage 1.5%
Public Storage, REIT	324,000	27,861
		27,861
Shopping Center 13.1%
Developers Diversified Realty, REIT	626,000	34,906
Federal Realty Investment Trust, REIT	457,000	33,955
Kimco Realty, REIT	959,000	41,112
New Plan Excel Realty, REIT	1,644,000	44,470
Pan Pacific Retail Properties, REIT	327,000	22,700
Regency Centers, REIT	592,000	40,706
Weingarten Realty Investors, REIT	685,000	29,469
		247,318
Total Real Estate		1,748,827
Total Common Stocks (Cost $1,308,558)		1,748,827
CONVERTIBLE BONDS 5.1%
BRE Properties, 4.125%, 8/15/26 (1)	16,150,000	16,593
EOP Operating LP, 4.00%, 7/15/26 (1)	66,600,000	71,274
Weingarten Realty Investors, 3.95%, 8/1/26 (1)	9,330,000	9,538
Total Convertible Bonds (Cost $92,379)		97,405
SHORT-TERM INVESTMENTS 2.7%
Money Market Funds 2.7%
T. Rowe Price Reserve Investment Fund, 5.37% (2)(3)	51,665,737	51,666
Total Short-Term Investments (Cost $51,666)		51,666
Total Investments in Securities
100.2% of Net Assets (Cost $1,452,603)		$1,897,898

†	Denominated in U.S. dollars unless otherwise noted
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$97,405 and represents 5.1% of net assets.
(2)	Seven-day yield
(3)	Affiliated company - see Note 4
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Real Estate Fund
Unaudited	September 30, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Real Estate Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term growth through a combination of capital appreciation and current income.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the OTC market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2006, the cost of investments for federal income tax purposes was $1,452,603,000. Net unrealized gain aggregated $445,295,000 at period-end, of which $446,282,000 related to appreciated investments and $987,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended September 30, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $2,097,000, and the value of shares of the T. Rowe Price Reserve Funds held at September 30, 2006 and December 31, 2005, was $51,666,000 and $45,333,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Real Estate Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 17, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 17, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	November 17, 2006